UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments as of September 30, 2005 (Unaudited)

	Principal Amount	Value
Short Term Investments - 99.6%

Certificates of Deposit - 3.0%
Suntrust Bank, Inc.,
3.73%, 5/12/2006	$2,000	$1,999,899

Commercial Paper - 46.2%
Alliance & Leicester PLC, 144A
3.75%, 11/28/2005	1,000	988,750
Amsterdam Funding Corp., 144A
3.65%, 10/26/2005	2,000	1,983,981
Barton Capital Corp., 144A
3.78%, 10/18/2005	2,387	2,381,486
Caisse Nationale Des Caisses Depar, 144A
3.56%, 10/11/2005	1,818	1,804,157
Danske Corp.,
3.70%, 11/7/2005	1,800	1,784,460
DNB NOR Bank ASA
3.80%, 10/11/2005	3,000	2,995,567
Greenwich Capital Holdings,
3.69%, 11/14/2005	2,900	2,900,000
Market St. Fund Corp., 144A
3.67%, 10/17/2005	3,000	2,983,485
Nordea North America Inc.,
3.68%, 10/28/2005	1,700	1,687,836
Old Line Funding Corp., 144A
3.76%, 10/27/2005	1,987	1,979,944
Park Granada, LLC, 144A
3.81%, 10/28/2005	2,000	1,993,862
Santander Fin Del. Inc.
3.78%, 11/18/2005	1,000	991,495
Westpac Capital Corp.,
3.59%, 11/7/2005	2,567	2,538,585
Windmill Funding Corp., 144A
3.76%, 10/28/2005	3,000	2,989,033

		30,002,641

Other Corporate Obligations - 44.5%
American Express Centurion,
3.73%, 3/16/2006(a)	1,000	999,932
American Express Credit Corp.,
3.76%, 10/5/2006(a)	1,000	1,000,000
Bank One Corp.,
6.88%, 8/1/2006	795	812,608
Bank One NA.,
3.71%, 4/18/2006(a)	1,000	1,000,753
Caterpillar Financial Services,
3.58%, 4/7/2006(a)	1,000	1,000,124
General Electric Cap Corp.
3.80%, 10/6/2006(a)	1,000	1,000,000
General Electric Capital Assurance Corp.,
3.90%, 7/24/2006(a)	1,000	1,000,000
General Electric Co.,
3.70%, 10/24/2005(a)	1,000	1,000,021
Goldman Sachs Group,
3.73%, 8/1/2006(a)	1,000	1,000,579
Household Finance Corp.,
6.50%, 1/24/2006	3,000	3,025,661
Irish Life & Permanent PLC, 144A
3.83%, 10/20/2006(a)	2,000	1,999,804
Merrill Lynch & Co.,
4.02%, 1/13/2006(a)	1,000	1,001,338
3.93%, 10/11/2006(a)	1,000	1,000,000
Metlife Ins. Co.
3.77%, 10/2/2006(a)	2,000	2,000,000
Morgan Stanley,
3.67%, 10/3/2006(a)	2,000	2,000,000
National City Bank, Cleveland,
3.60%, 10/3/2005(a)	1,000	999,998
3.69%, 2/6/2006(a)	1,000	999,901
3.96%, 7/26/2006(a)	1,000	1,000,276
Paccar Financial Corp.,
3.72%, 10/10/2006(a)	1,000	1,000,000
Pacific Life Insurance Co.,
3.99%, 10/13/2006(a)	1,000	1,000,000
Royal Bank of Canada,
3.74%, 10/10/2006(a)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A
3.78%, 10/17/2006	2,000	2,000,000
Suntrust Bank, Inc.,
2.13%, 1/30/2006	1,100	1,094,251

		28,935,246

Loan Participation - 3.1%
Countrywide Home Loans, Inc.,
3.81%, 10/14/2005	1,000	1,000,000
3.81%, 10/17/2005	1,000	1,000,000

		2,000,000

U.S. Government Agencies - 2.8%
Federal Home Loan Bank,
4.19%, 9/8/2006	800	799,813
Federal National Mortgage Association,
4.10%, 8/22/2006	1,000	999,917

		1,799,730

Total Investments - 99.6% (Cost: $64,737,516 )		64,737,516
Assets in Excess of Liabilities - 0.4%		242,569

Net Assets - 100%		$64,980,085

144 A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

VARIABLE CONTRACT ANNUITY 11

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.